Ropes & Gray LLP

One Metro Center

700 12th Street, N.W., Suite 900

Washington, D.C. 20005

WRITER’S DIRECT DIAL NUMBER: (202) 508-4732

September 30, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds, File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

On behalf of Sterling Capital Funds (the “Trust”), we are filing today through EDGAR, pursuant to Regulation 14C under the Securities Exchange Act of 1934, as amended, a copy of the Trust’s preliminary information statement relating to the approval of a subadvisory agreement of the Sterling Capital Long/Short Equity Fund, a series of the Trust.

Please call me at 202-508-4732 if you have any questions regarding this filing.

Sincerely,

/s/ Molly Moore

Molly Moore